Debt - Additional Information (Detail) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 28, 2017	Feb. 14, 2017	Feb. 09, 2017	Feb. 08, 2017	May 03, 2016	Jan. 22, 2016	May 23, 2013	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Senior secured debt								$ 35,642,000		$ 35,642,000		$ 32,804,000	$ 53,638,000
Other note payable								3,453,000		3,453,000		3,205,000	5,340,000
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs										27,549,000	$ 48,792,000	48,792,000	23,964,000
Write off of debt issuance costs										0	107,000	107,000	0
Non-cash interest expense								$ 1,100,000	$ 3,100,000	3,071,000	3,464,000	4,438,000	7,760,000
CRG conversion | Term loan
Debt Instrument [Line Items]
Principal balance converted	$ 25,000,000										25,000,000	25,000,000
Conversion rate (usd per share)	$ 10
WCAS conversion | Term loan
Debt Instrument [Line Items]
Principal balance converted											2,500,000	2,500,000
Debt conversion CRG and WCAS
Debt Instrument [Line Items]
Write off of debt issuance costs	$ 100,000										100,000	$ 100,000
Non-cash interest expense										$ 1,000,000	$ 3,500,000
Debt conversion CRG and WCAS | Term loan
Debt Instrument [Line Items]
Principal balance converted		$ 27,500,000
Conversion rate (usd per share)	$ 10
Series AB Preferred Stock | Restructured debt
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt, shares					1,660,530
Series A preferred stock | CRG conversion | Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt, shares	2,500,000										2,500,000	2,500,000
Series A preferred stock | WCAS conversion | Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt, shares	250,000										250,000	250,000
CRG Term Loan
Debt Instrument [Line Items]
Total potential borrowings							$ 50,000,000
Debt instrument term							6 years
Minimum revenue covenant													50,000,000
Debt Instrument, Extension, Term			1 year
Cash and cash equivalents covenant held			$ 2,000,000	$ 5,000,000
Debt Instrument, Covenants, Public Offering Threshold				$ 40,000,000.0
Debt Instrument, Covenant, Cash and Cash Equivalents, Public Offing Threshold			$ 5,000,000.0
Non-cash interest expense												$ 4,400,000	$ 7,800,000
CRG Term Loan | Restructured debt
Debt Instrument [Line Items]
Senior secured debt					$ 50,000,000
Other note payable					$ 5,000,000
CRG Term Loan | Series AB Preferred Stock
Debt Instrument [Line Items]
Number of securities into which the warrants to be converted, shares						16,000,000
Warrant exercisable price (usd per share)						$ 1.25
Term of warrants						1 year
Fair value of warrant, current						$ 4,000,000
CRG Term Loan | Series AB Preferred Stock | Restructured debt | Term loan
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt, shares					8,609,824
Public Offering | Common Stock
Debt Instrument [Line Items]
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs	$ 48,800,000